Interest Paid Included Net Cash Provided by Operating Activities (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Other Significant Noncash Transactions [Line Items]
Interest paid	$ 7.9	$ 14.5	$ 2.0	$ 27.2